Activities of Series A Preferred Shares (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 Series A Preferred Stock
Redeemable Preferred Share [Line Items]
Issuance of preferred shares		$ 50,000
Issuance cost	3,244	(1,343)
Accretion	(1,215)	12,134
Redemption of preferred shares	41,363	(41,363)
Preferred shares automatic converted to ordinary shares as of May 5, 2010	19,428	(19,428)
Convertible redeemable preferred shares as of December 31, 2010